Apollo Tactical Income Fund Inc.
Schedule of Investments
March 31, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 100.6%(a)
AEROSPACE & DEFENSE - 5.3%
Peraton Corporation
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28 (c)	7,584,401	7,546,479
Vertex Aerospace Services Corp.
First Lien Term Loan, (1M LIBOR + 4.00, 0.75% Floor), 4.75%, 12/06/28 (c)	4,651,282	4,642,585
		12,189,064
BANKING, FINANCE, INSURANCE & REAL ESTATE - 4.5%
Alliant Holdings Intermediate, LLC
First Lien Term Loan B4, (1M LIBOR + 3.50%, 0.50% Floor), 4.00%, 11/05/27 (c)	997,494	992,576
Asurion, LLC
First Lien Term Loan B8, (1M LIBOR + 3.25%, 0.00% Floor), 3.71%, 12/23/26 (b)(c)	1,994,949	1,954,632
Second Lien Term Loan B3, (1M LIBOR + 5.25%, 0.00% Floor), 5.71%, 01/31/28 (c)	918,120	901,594
Second Lien Term Loan B4, (1M LIBOR + 5.25%, 0.00% Floor), 5.71%, 01/20/29 (b)(c)	4,221,711	4,133,329
The Edelman Financial Center, LLC
Second Lien Term Loan, (1M LIBOR + 6.75%, 0.00% Floor), 7.21%, 07/20/26 (b)(c)	2,428,369	2,400,747
		10,382,878
BEVERAGE, FOOD & TOBACCO - 2.6%
Primary Products Finance LLC
First Lien Term Loan, (3M LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/25/28 (b)(c)	3,843,318	3,820,739
Ultimate Baked Goods Midco LLC
First Lien Revolving Term Loan, (3M/6M LIBOR + 6.25%, 1.00% Floor), 7.10%, 08/13/27 (c)(d)	155,405	151,038
First Lien Term Loan L, (3M LIBOR + 6.25%, 1.00% Floor), 7.26%, 08/13/27 (c)(d)	2,046,223	1,988,315
		5,960,092
CAPITAL EQUIPMENT - 2.9%
Pro Mach Group, Inc.
First Lien Term Loan B, (3M LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/31/28 (b)(c)	3,479,092	3,468,220
Safe Fleet Holdings, LLC
Second Lien Term Loan, (6M LIBOR + 6.75%, 1.00% Floor), 7.75%, 02/02/26 (c)	1,403,846	1,400,336
SPX Flow, Inc.
First Lien Term Loan, (1M SOFR + 4.50%, 0.50% Floor), 5.00%, 03/17/29 (b)(c)	2,006,048	1,956,729
		6,825,285
CHEMICALS, PLASTICS, & RUBBER - 7.7%
Geon Performance Solutions, LLC
First Lien Term Loan B, (1M LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/18/28 (b)(c)	3,325,671	3,325,688
LSF11 A5 Holdco LLC
First Lien Term Loan, (1M SOFR + 3.50%, 0.50% Floor), 4.00%, 10/15/28 (b)(c)	6,000,000	5,925,750
Luxembourg Investment Company 428 SARL (Luxembourg)
First Lien Term Loan B, (3M SOFR + 5.00%, 0.00% Floor), 5.65%, 01/03/29 (c)(e)	4,359,375	4,299,434
Olympus Water US Holding Corporation
First Lien Term Loan, (3M SOFR + 4.50%, 0.50% Floor), 5.20%, 11/09/28 (b)(c)	2,857,142	2,821,428
W.R. Grace Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.50% Floor), 4.81%, 09/22/28 (c)	1,446,610	1,438,697
		17,810,997
CONSTRUCTION & BUILDING - 4.0%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (1M LIBOR + 5.25%, 1.00% Floor), 6.25%, 04/05/24 (c)	6,508,789	5,363,925
Keystone Acquisition Corp.
First Lien Term Loan, (3M LIBOR + 5.75%, 0.75% Floor), 6.50%, 01/26/29 (c)(d)	4,021,739	3,981,522
		9,345,447
CONSUMER GOODS: DURABLE - 1.0%
Mattress Firm, Inc.
First Lien Term Loan B, (6M LIBOR + 4.25%, 0.75% Floor), 5.64%, 09/25/28 (c)	2,316,716	2,273,289

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 100.6%(a) (continued)
CONSUMER GOODS: NON-DURABLE - 0.7%
ABG Intermediate Holdings 2 LLC
Second Lien Term Loan, (3M SOFR + 6.00%, 0.50% Floor), 6.80%, 12/20/29 (c)(d)	1,710,576	1,699,885

CONTAINERS, PACKAGING & GLASS - 3.8%
Anchor Glass Container Corp.
First Lien Term Loan, (3M LIBOR + 2.75%, 1.00% Floor), 3.75%, 12/07/23 (c)	3,096,127	2,650,192
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/07/23 (b)(c)	1,208,795	1,024,453
LABL, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.50% Floor), 5.50%, 10/29/28 (c)	5,255,122	5,200,232
		8,874,877
ENVIRONMENTAL INDUSTRIES - 2.0%
LTR Intermediate Holdings, Inc.
First Lien Term Loan, (3M LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/05/28 (c)	3,235,136	3,178,521
Trugreen Limited Partnership
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27 (c)	1,464,784	1,458,075
		4,636,596
FOREST PRODUCTS & PAPER - 2.0%
Spa US Holdco, Inc. (Finland)
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/04/28 (b)(c)(e)	4,678,804	4,550,137

HEALTHCARE & PHARMACEUTICALS - 15.8%
Athenahealth, Inc.
First Lien Term Loan B, (1M SOFR + 3.50%, 0.50% Floor), 4.00%, 02/15/29 (b)(c)	2,794,134	2,769,685
Azurity Pharmaceuticals, Inc.
First Lien Term Loan B, (3M LIBOR + 6.00%, 0.75% Floor), 7.06%, 09/20/27 (c)	2,680,355	2,650,202
Bausch Health Companies, Inc.
First Lien Term Loan B, (1M LIBOR + 3.00%, 0.00% Floor), 3.46%, 06/02/25 (b)(c)	2,323,267	2,308,746
First Lien Term Loan B, (SOFR + 5.25%, 0.00% Floor), 5.75%, 01/27/27 (b)(c)	3,054,272	3,029,701
Endo Luxembourg Finance Company I SARL
First Lien Term Loan, (1M LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/27/28 (b)(c)	4,409,938	4,143,049
Gainwell Acquisition Corporation
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.75% Floor), 5.01%, 10/01/27 (c)	8,629,421	8,629,421
Inovalon Holdings, Inc.
First Lien Term Loan, (2.75% PIK), (3M LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/24/28 (c)(d)(f)	6,223,006	6,129,661
Second Lien Term Loan, (11.25% PIK), (3M LIBOR + 10.50%, 0.75% Floor), 11.25%, 11/25/33 (c)(d)(f)	102,875	101,332
LSCS Holdings, Inc.
First Lien Term Loan, (1M SOFR + 4.50%, 0.50% Floor), 5.00%, 12/16/28 (c)	2,036,779	2,018,968
MPH Acquisition Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.50% Floor), 4.76%, 09/01/28 (b)(c)	2,983,046	2,905,307
Pacira Biosciences, Inc.
First Lien Term Loan, (1M SOFR + 7.00%, 0.75% Floor), 7.75%, 12/07/26 (c)	1,956,016	1,936,456
		36,622,528
HIGH TECH INDUSTRIES - 11.8%
DCert Buyer, Inc.
First Lien Term Loan, (1M LIBOR + 4.00%, 0.00% Floor), 4.46%, 10/16/26 (c)	4,454,545	4,428,865
Second Lien Term Loan, (1M LIBOR + 7.00%, 0.00% Floor), 7.46%, 02/19/29 (c)	3,933,068	3,897,828
Entegris, Inc.
First Lien Term Loan B, (SOFR + 3.00%, 0.00% Floor), 3.00%, 03/02/29 (b)(c)	2,125,746	2,123,535
Greeneden U.S. Holdings II, LLC
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.91%, 12/01/27 (c)	3,000,000	2,999,070
Imperva, Inc.
First Lien Term Loan, (3M LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/12/26 (b)(c)	6,817,208	6,746,479

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 100.6%(a) (continued)
HIGH TECH INDUSTRIES - 11.8% (continued)
Imprivata, Inc.
First Lien Term Loan, (SOFR + 4.25%, 0.50% Floor), 4.75%, 12/01/27 (b)(c)	1,000,000	997,915
First Lien Term Loan, (1M LIBOR + 3.50%, 0.50% Floor), 4.00%, 12/01/27 (b)(c)	498,741	496,090
Riverbed Technology, Inc.
First Lien Exit Term Loan, (2.00% PIK), (3M LIBOR + 8.00%, 1.00% Floor), 9.00%, 12/07/26 (c)(f)	731,249	633,444
Sovos Compliance, LLC
First Lien Term Loan, (1M LIBOR + 4.50%, 0.50% Floor), 5.00%, 08/11/28 (c)	2,126,520	2,126,530
UKG, Inc.
Second Lien Term Loan, (1M LIBOR + 5.25%, 0.50% Floor), 5.75%, 05/03/27 (b)(c)	1,000,000	995,470
Virtusa Corporation
First Lien Term Loan, (1M SOFR + 3.75%, 0.75% Floor), 4.50%, 02/15/29 (c)	1,777,521	1,765,300
		27,210,526
HOTEL, GAMING & LEISURE - 3.3%
Fertitta Entertainment, LLC
First Lien Term Loan B, (1M SOFR + 4.00%, 0.50% Floor) 4.50%, 01/27/29 (b)(c)	5,497,209	5,476,951
The Enterprise Development Authority
First Lien Term Loan, (1M LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/28/28 (c)	2,066,466	2,054,842
		7,531,793
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 5.5%
Accelerate360 Holdings, LLC
First Lien Revolving Term Loan, (3M SOFR + 5.50%, 1.00% Floor), 6.50%, 02/11/27 (c)(d)	389,972	380,223
First Lien Term Loan L, (3M SOFR + 5.50%, 1.00% Floor), 6.50%, 02/11/27 (c)(d)	2,189,554	2,134,815
McGraw-Hill Education, Inc.
First Lien Term Loan, (6M LIBOR + 4.75%, 0.50% Floor), 5.55%, 07/28/28 (c)	5,249,593	5,202,846
R. R. Donnelley & Sons Company
First Lien Term Loan B, (1M SOFR + 5.00%, 0.50% Floor), 5.50%, 11/01/26 (c)	4,999,555	4,968,333
		12,686,217
MEDIA: BROADCASTING & SUBSCRIPTION - 1.7%
Anuvu Holdings 2, LLC
First Lien Delayed Draw Term Loan, (3M LIBOR + 7.00%, 1.00% Floor), 8.00%, 09/25/23 (c)(d)	70,337	68,579
First Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 9.00%, 03/24/25 (c)	2,346,207	2,293,417
First Lien Term Loan, (6.75% PIK), (3M LIBOR + 8.25%, 1.00% Floor), 9.25%, 03/23/26 (c)(f)	1,866,821	1,540,127
		3,902,123
RETAIL - 1.9%
Charming Charlie, LLC
First Lien Delayed Draw Term Loan, 0.00%, 05/28/22 (d)(g)(h)(j)	59,069	–
First Lien Term Loan A, (LIBOR + 5.00%, 1.00% Floor), 0.00%, 04/24/23 (c)(d)(g)(j)	261,799	–
First Lien Term Loan B, (LIBOR + 1.00%, 1.00% Floor), 0.00%, 04/24/23 (c)(d)(g)(j)	320,539	–
First Lien Vendor Term Loan, 0.00%, 05/15/20 (d)(g)(h)(j)	10,627	–
PetSmart, Inc.
First Lien Term Loan, (6M LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28 (c)	4,440,472	4,432,147
		4,432,147
SERVICES: BUSINESS - 8.7%
Advantage Sales & Marketing Inc.
First Lien Term Loan B1, (3M LIBOR + 4.50%, 0.75% Floor), 5.25%, 10/28/27 (c)	2,119,946	2,104,047
CareStream Health, Inc.
First Lien Term Loan, (3M LIBOR + 6.75%, 1.00% Floor), 7.75%, 05/08/23 (b)(c)	56,104	55,543
Second Lien Term Loan, (8.00% PIK), (3M LIBOR + 12.50%, 1.00% Floor), 13.50%, 08/08/23 (c)(d)(f)	1,203,933	924,018
DTI Holdco, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23 (c)	7,579,511	7,418,446
eResearchTechnology, Inc.
First Lien Term Loan B, (1M LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27 (c)	1,126,085	1,123,624

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 100.6%(a) (continued)
SERVICES: BUSINESS - 8.7% (continued)
Garda World Security Corporation (Canada)
First Lien Term Loan B, (1M SOFR + 4.25%, 0.00% Floor), 4.57%, 02/01/29 (c)(e)	1,156,498	1,147,824
Solera, LLC
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.50% Floor), 4.50%, 06/02/28 (b)(c)	2,852,994	2,836,233
Second Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 9.00%, 06/04/29 (c)	4,561,123	4,597,225
		20,206,960
SERVICES: CONSUMER - 1.7%
Mavis Tire Express Services Corp.
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.75% Floor), 4.75%, 05/04/28 (c)	3,982,450	3,966,958

TELECOMMUNICATIONS - 6.3%
Flight Bidco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 3.96%, 07/23/25 (c)	3,416,459	3,320,372
Intelsat Jackson Holdings S.A. (Luxembourg)
First Lien Exit Term Loan B, (6M SOFR + 4.25%, 0.50% Floor), 5.00%, 02/01/29 (c)(e)	712,873	702,457
MLN US HoldCo LLC
First Lien Term Loan, (1M LIBOR + 4.50%, 0.00% Floor), 4.74%, 11/30/25 (b)(c)	2,990,523	2,883,986
Radiate Holdco, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 0.75% Floor), 4.00%, 09/25/26 (b)(c)	997,500	990,458
U.S. TelePacific Corp.
First Lien Term Loan, (7.25% PIK), (3M SOFR + 8.25%, 1.00% Floor), 9.25%, 05/01/26 (c)(f)	5,809,039	4,118,609
Zacapa SARL (Luxembourg)
First Lien Term Loan, (3M SOFR + 4.25%, 0.50% Floor), 4.77%, 03/22/29 (c)(e)	2,669,292	2,657,947
		14,673,829
TRANSPORTATION: CONSUMER - 5.4%
The Hertz Corporation
First Lien Term Loan B, (1M LIBOR + 3.25%, 0.50% Floor), 3.75%, 06/30/28 (c)	3,223,388	3,204,353
First Lien Term Loan C, (1M LIBOR + 3.25%, 0.50% Floor), 3.75%, 06/30/28 (c)	612,075	608,461
Travel Leaders Group, LLC
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.00% Floor), 4.46%, 01/25/24 (c)	3,966,478	3,757,009
United Airlines, Inc.
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28 (c)	4,903,008	4,853,635
		12,423,458
WHOLESALE - 2.0%
LBM Acquisition, LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27 (b)(c)	4,759,579	4,652,512

Total Senior Loans
(Cost $237,222,295)		232,857,598

Corporate Notes and Bonds - 36.8%
AEROSPACE & DEFENSE - 1.8%
Transdigm, Inc.
8.00%, 12/15/25 (h)(i)	1,068,000	1,118,100
6.25%, 03/15/26 (h)(i)	3,000,000	3,083,610
		4,201,710

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds - 36.8% (continued)
AUTOMOTIVE - 2.3%
Carvana Co.
5.88%, 10/01/28 (h)(i)	1,000,000	891,700
4.88%, 09/01/29 (h)(i)	3,027,000	2,503,934
Lithia Motors, Inc.
3.88%, 06/01/29 (h)(i)	2,000,000	1,893,460
		5,289,094
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.7%
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (h)(i)	3,400,000	3,274,931
KCF Puerto Rico, LLC (Puerto Rico)
0.00%, 06/28/28 (d)(e)(j)	1,226,187	706,633
		3,981,564
CAPITAL EQUIPMENT - 0.9%
Clark Equipment Company (Republic of Korea)
5.88%, 06/01/25 (e)(h)(i)	2,000,000	2,025,610

CHEMICALS, PLASTICS, & RUBBER - 2.1%
LSF11 A5 HoldCo, LLC
6.63%, 10/15/29 (h)(i)	3,007,000	2,801,246
W.R. Grace & Co.
4.88%, 06/15/27 (h)(i)	2,000,000	1,959,400
		4,760,646
CONTAINERS, PACKAGING & GLASS - 0.8%
LABL, Inc.
5.88%, 11/01/28 (h)(i)	2,000,000	1,878,750

ENERGY: OIL & GAS - 1.7%
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (h)(i)	484,000	444,811
10.50%, 05/15/27 (h)(i)	3,541,000	3,475,102
		3,919,913
FOREST PRODUCTS & PAPER - 0.6%
Spa US Holdco, Inc. (Finland)
4.88%, 02/04/28 (e)(h)(i)	1,500,000	1,383,799

HEALTHCARE & PHARMACEUTICALS - 4.3%
Athenahealth, Inc.
6.50%, 02/15/30 (h)(i)	1,931,000	1,875,735
Embecta Corp.
5.00%, 02/15/30 (h)(i)	1,063,000	1,003,871
Encompass Health Corp.
4.75%, 02/01/30 (h)	1,767,000	1,699,262
4.63%, 04/01/31 (h)	1,349,000	1,265,031
Endo Luxembourg Finance Company I SARL
6.13%, 04/01/29 (h)(i)	3,000,000	2,741,115
RP Escrow Issuer, LLC
5.25%, 12/15/25 (h)(i)	1,463,000	1,431,165
		10,016,179

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds - 36.8% (continued)
HIGH TECH INDUSTRIES - 1.7%
Austin BidCo Inc.
7.13%, 12/15/28 (h)(i)	2,000,000	1,864,010
SS&C Technologies, Inc.
5.50%, 09/30/27 (h)(i)	2,000,000	2,017,500
		3,881,510
HOTEL, GAMING & LEISURE - 4.0%
Churchill Downs, Inc.
5.75%, 04/01/30 (h)(i)	2,000,000	2,022,500
5.50%, 04/01/27 (h)(i)	2,000,000	2,026,000
Life Time, Inc.
5.75%, 01/15/26 (h)(i)	3,000,000	3,001,185
Scientific Games International, Inc.
5.00%, 10/15/25 (h)(i)	2,000,000	2,050,000
		9,099,685
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 1.6%
McGraw-Hill Education, Inc.
5.75%, 08/01/28 (h)(i)	1,780,000	1,701,440
Outfront Media Capital, LLC
5.00%, 08/15/27 (h)(i)	2,000,000	1,959,600
		3,661,040
MEDIA: BROADCASTING & SUBSCRIPTION - 2.8%
CSC Holdings, LLC
4.13%, 12/01/30 (h)(i)	5,000,000	4,391,025
Univision Communications Inc.
6.63%, 06/01/27 (h)(i)	250,000	262,166
Ziggo BV (Netherlands)
4.88%, 01/15/30 (e)(h)(i)	2,000,000	1,887,330
		6,540,521
METALS & MINING - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 0.00%, 12/31/19 (d)(g)(j)	86,775	–
Magnetation, LLC / Mag Finance Corp.
0.00%, 05/15/18 (d)(g)(h)(i)(j)	2,937,000	–
		–
RETAIL - 0.9%
PetSmart, Inc.
7.75%, 02/15/29 (h)(i)	2,000,000	2,067,440

SERVICES: BUSINESS - 1.5%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (h)(i)	2,621,000	2,485,704
Allied Universal Holdco LLC
4.63%, 06/01/28 (h)(i)	1,000,000	946,235
		3,431,939
SERVICES: CONSUMER - 1.4%
Mavis Tire Express Services Corp.
6.50%, 05/15/29 (h)(i)	3,500,000	3,300,885

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds - 36.8% (continued)
TELECOMMUNICATIONS - 4.5%
Frontier Communications Holdings, LLC
5.00%, 05/01/28 (h)(i)	2,500,000	2,403,062
Lumen Technologies, Inc.
4.00%, 02/15/27 (h)(i)	3,000,000	2,798,910
4.25%, 07/01/28 (h)(i)	3,000,000	2,757,186
Radiate Holdco, LLC
4.50%, 09/15/26 (h)(i)	1,500,000	1,449,908
Twitter, Inc.
5.00%, 03/01/30 (h)(i)	1,000,000	996,695
		10,405,761
UTILITIES: ELECTRIC - 1.3%
Calpine Corporation
4.50%, 02/15/28 (h)(i)	3,000,000	2,931,600

WHOLESALE - 1.0%
LBM Acquisition, LLC
6.25%, 01/15/29 (h)(i)	2,344,000	2,198,449

Total Corporate Notes and Bonds
(Cost $86,721,667)		84,976,095

Convertible Bonds - 1.4%
Hotel, Gaming, & Leisure - 0.7%
Peloton Interactive, Inc.
0.00%, 02/15/26 (h)	2,000,000	1,662,500
Telecommunications - 0.7%
Twitter, Inc.
0.00%, 03/15/26 (h)	2,000,000	1,689,000
Total Convertible Bonds
(Cost $3,455,480)		3,351,500

Structured Products - 11.3%(m)
Anchorage Capital CLO, Ltd. (Cayman Islands)
2015-6A, Class ER, 6.59%, 07/15/30 (e)(i)(n)	4,400,000	4,303,200
Churchill Middle Market CLO, Ltd. (Cayman Islands)
2021-1A E, Class E, 8.29%, 10/24/33 (e)(i)(n)	4,000,000	3,826,760
Fortress Credit BSL CLO, Ltd. (Cayman Islands)
2021-3 Class E, 7.31%, 07/20/34 (e)(i)(n)	3,000,000	2,821,638
Fortress Credit Opportunities CLO, Ltd. (Cayman Islands)
2018-11A, Class E, 7.39%, 04/15/31 (e)(i)(n)	4,000,000	3,744,964
Franklin Park Place CLO, Ltd. (Cayman Islands)
2022-1A, Class E, 8.27%, 04/14/35 (e)(i)(n)	2,000,000	1,942,412
Golub Capital Partners CLO, Ltd. (Cayman Islands)
2021-55A, Class E, 6.81%, 07/20/34 (e)(i)(n)	2,000,000	1,888,380
KKR Financial CLO, Ltd. (Cayman Islands)
2017, Class ER, 7.63%, 04/15/34 (e)(i)(n)	2,750,000	2,716,376
TIAA Churchill Middle Market CLO, Ltd. (Cayman Islands)
2016-1A, Class ER, 8.22%, 10/20/30 (e)(i)(n)	5,000,000	4,886,875
Total Structured Products
(Cost $26,638,450)		26,130,605

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)

	Quantity	Value ($)

Common Stocks - 1.0%
AUTOMOTIVE - 0.1%
APC Parent, Inc. (d)(j)	241,972	114,671

ENERGY: OIL & GAS - 0.0%
RDV Resources, Inc. (d)(j)	7,743	87,109

HIGH TECH INDUSTRIES - 0.1%
Riverbed Holdings, Inc. (j)	29,146	183,037

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc. (d)(j)	3,133	25,399

MEDIA: BROADCASTING & SUBSCRIPTION - 0.8%
Anuvu Corp. (d)(j)	102,608	1,917,743

RETAIL - 0.0%
Charming Charlie, LLC (d)(j)	2,679,190	–

Total Common Stocks
(Cost $4,160,333)		2,327,959

Preferred Stocks - 0.6%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.4%
Somers Group Holdings Ltd. (Bermuda)
(LIBOR + 6.68%, 1.00% Floor), 7.68% (d)(e)	37,863	941,842

HIGH TECH INDUSTRIES - 0.1%
Riverbed Holdings, Inc. (d)	19,948	318,170

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.1%
Acosta, Inc., (14.50% PIK) (d)(f)(h)	3,353	156,028

Total Preferred Stocks
(Cost $1,586,309)		1,416,040

Warrants - 0.0%
SERVICES: BUSINESS - 0.0%
CareStream Health, Inc. (d)(j)	22	–

Total Warrants
(Cost $0)		–

Total Investments - 151.7%
(Cost of $359,784,534)		351,059,797
Other Assets & Liabilities, Net - 0.6%		1,292,478
Loan Outstanding - (52.3)%(k)(I)		(120,997,676)
Net Assets (Applicable to Common Shares) - 100.0%		231,354,599

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of March 31, 2022. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/SOFR/Prime rate. As of March 31, 2022, the 1, 3 and 6 month LIBOR rates were 0.45%, 0.96% and 1.47%, respectively, the 1, 3 and 6 month SOFR rates were 0.30%, 0.68% and 1.08%, respectively, and the Prime lending rate was 3.50%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of LIBOR, SOFR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Fixed rate asset.
(i)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2022, these securities amounted to $107,435,774, or 46.44% of net assets.

(j)	Non-income producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(l)	Principal of $121,000,000 less unamortized deferred financing costs of $2,324.
(m)
Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.

(n)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2022.

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments
March 31, 2022 (unaudited)

Security Valuation
Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the Fund to measure fair value at March 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2022 is as follows:

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments (continued)
March 31, 2022 (unaudited)

Apollo Tactical Income Fund Inc.
	Total Fair Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$7,782,362	$7,782,362	$-	$-
Senior Loans	232,857,598	-	215,298,210	17,559,388
Corporate Notes and Bonds	84,976,095	-	84,269,462	706,633
Convertible Bonds	3,351,500	-	3,351,500	-
Structured Products	26,130,605	-	26,130,605	-
Common Stocks	2,327,959	-	183,037	2,144,922
Preferred Stocks	1,416,040	-	-	1,416,040
Warrants	-	-	-	-
Unrealized appreciation on Unfunded Loan Commitments	14,735	-	-	14,735
Total Assets	$358,856,894	$7,782,362	$329,232,814	$21,841,718
Liabilities:
Unrealized depreciation on Unfunded Loan Commitments	(5,800)	-	(3,836)	(1,964)
Total Liabilities	(5,800)	-	(3,836)	(1,964)
	$358,851,094	$7,782,362	$329,228,978	$21,839,754

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2022:

Apollo Tactical Income Fund Inc.
	Total	Senior Loans	Corporate Notes and Bonds	Common Stocks	Preferred Stocks	Warrants	Unfunded Loan Commitments
Total Fair Value, beginning of period	$22,189,981	$18,179,101	$709,303	$2,186,073	$1,116,802	$-	$(1,298)
Purchases, including capitalized PIK	6,603,173	6,603,173	-	-	-	-	-
Sales/Paydowns	(6,281,520)	(6,281,520)	-	-	-	-	-
Accretion/(amortization) of discounts/ (premiums)	3,871	3,871	-	-	-	-	-
Net realized gain/(loss)	(2,005,301)	(2,005,301)	-	-	-	-	-
Change in net unrealized appreciation/ (depreciation)	1,950,407	1,999,092	(2,670)	(41,151)	(18,933)	-	14,069
Transfers into Level 3	2,018,056	1,699,885	-	-	318,171	-	-
Transfers out of Level 3	(2,638,913)	(2,638,913)	-	-	-	-	-
Total Fair Value, end of period	$21,839,754	$17,559,388	$706,633	$2,144,922	$1,416,040	$-	$12,771

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2022 was $(34,110).

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments (continued)
March 31, 2022 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2022:

Apollo Tactical Income Fund Inc.
Apollo Tactical Income Fund Inc. Assets / Liabilities	Fair Value at March 31, 2022	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$1,699,885	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	924,018	Guideline Public Company(b)	TEV / EBITDA Multiple(b)	3.4x-3.8x	3.6x

	-	Recoverability(c)	Estimated Proceeds(c)	$-	$-

	68,579	Discounted Cash Flow(d)	Discount Rate(d)	10.44%-11.44%	10.94%

	151,038	Discounted Cash Flow(d)	Discount Rate(d)	8.60%-9.68%	9.14%

	1,988,315	Discounted Cash Flow(d)	Discount Rate(d)	8.62%-9.70%	9.16%

	6,129,661	Discounted Cash Flow(d)	Discount Rate(d)	8.35%-8.55%	8.45%

	101,332	Discounted Cash Flow(d)	Discount Rate(d)	13.29%-13.49%	13.39%

	6,496,560	Transaction Approach(e)	Cost(e)	N/A	N/A

Corporate Notes and Bonds	706,633	Recoverability(c)	Estimated Proceeds(c)	$53.9m	$53.9m
		Discounted Cash Flow(d)	Discount Rate(d)	1.3%	1.3%

	-	Recoverability(c)	Estimated Proceeds(c)	$-	$-

Common Stocks	25,399	Guideline Public Company(b)	TEV / EBITDA Multiple(b)	7.0x	7.0x

	-	Recoverability(c)	Estimated Proceeds(c)	$-	$-

	87,109	Recoverability(c)	Estimated Proceeds(c)	$170.1m	$170.1m
		Discounted Cash Flow(d)	Discount Rate(d)	5.0%-10.0%	7.50%

	114,671	Recoverability(c)	Estimated Proceeds(c)	$0.47	$0.47

	1,917,743	Guideline Public Company(b)	TEV / EBITDA Multiple(b)	4.75x - 5.00x	4.88x

Preferred Stocks	156,028	Guideline Public Company(b)	TEV / EBITDA Multiple(b)	7.0x	7.0x

	941,842	Discounted Cash Flow(d)	Discount Rate(d)	8.79% - 9.29%	9.04%

	318,170	Option Model(f)	Volatility(f)	40.0%	40.0%
		Discounted Cash Flow (d)	Discount Rate (d)	18.71% - 20.71%	19.71%

Warrants	-	Guideline Public Company(b)	TEV / EBITDA Multiple(b)	3.4x-3.8x	3.6x

Unfunded Loan Commitments	(1,675)	Discounted Cash Flow(d)	Discount Rate(d)	10.44%-11.44%	10.94%
	(289)	Discounted Cash Flow(d)	Discount Rate(d)	8.60%-9.68%	9.14%

	4,952	Discounted Cash Flow(d)	Discount Rate(d)	8.10%-8.30%	8.20%

	9,783	Transaction Approach(e)	Cost(e)	N/A	N/A

Total Fair Value	$21,839,754

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments (continued)
March 31, 2022 (unaudited)

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(c)
The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis.  There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets.  The significant unobservable input used in the valuation model was estimated proceeds.  Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(d)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(e)	The Fund utilized a recent transaction, specifically purchase price, to fair value this security.
(f)
The Fund utilized an options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

General Commitments and Contingencies
As of March 31, 2022, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments
Accelerate360 Holdings, LLC Delayed Draw Term Loan	$1,114,206
Accelerate360 Holdings, LLC Revolving Term Loan	278,552
Anuvu Holdings 2, LLC Delayed Draw Term Loan	102,990
Athenahealth Group, Inc. Delayed Draw Term Loan	473,582
Imprivata, Inc. Backstop Term Loan *	2,205,882
Inovalon Holdings, Inc. Delayed Draw Term Loan	660,211
Keystone Acquisition Corporation Delayed Draw Term Loan	652,174
Keystone Acquisition Corporation Revolving Term Loan	326,087
Pro Mach Group, Inc. Delayed Draw Term Loan*	239,462
Sovos Compliance, LLC Delayed Draw Term Loan	368,151
Ultimate Baked Goods Midco, LLC Revolving Term Loan *	93,243
Total unfunded loan commitments	$6,514,540

*Subsequent to March 31, 2022, all or a portion of the outstanding loan commitment was funded.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.